INTANGIBLE ASSETS, NET AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET AND GOODWILL
Schedule of finite-lived intangible assets

	As of December 31, 2022			As of December 31, 2023
		Accumulated	Net carrying		Accumulated	Net carrying	Net carrying
	Cost	amortization	value	Cost	amortization	value	value
	VND million	VND million	VND million	VND million	VND million	VND million	USD
Finite-lived intangible assets:
License	3,903,095	(3,698,305)	204,790	3,690,720	(3,690,720)	—	—
Software(i)	1,442,065	(608,416)	833,649	2,046,815	(887,418)	1,159,397	48,579,444
Purchased software under development phase	410,506	—	410,506	120,157	—	120,157	5,034,652
Others	17,176	(5,050)	12,126	18,446	(6,280)	12,166	509,763
Total	5,772,842	(4,311,771)	1,461,071	5,876,138	(4,584,418)	1,291,720	54,123,858
(i)	Weighted-average remaining useful life of 53 months as of December 31, 2023 (2022: 43 months, 2021: 48 months).

Schedule of estimated amortization expense of intangible assets

The following table identifies the estimated amortization expense of the Group’s intangible assets as of December 31, 2023 for each of the next five years (in VND million):

2024	353,048
2025	356,247
2026	205,287
2027	153,558
2028 and thereafter	223,580

Schedule of allocation of goodwill

Reporting unit	Goodwill allocated
	As of December 31,
	2022	2023	2023
	VND million	VND million	USD
Automotive	262,252	—	—
E-scooter	9,951	—	—
Total	272,203	—	—